UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |X|; Amendment Number:  1
                                                         -----
This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Harbinger Capital Partners Special Situations Fund, LP*

Address:  555 Madison Avenue, 16th Floor
          New York, New York  10022


13F File Number: 028-12359

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


* NOTE: THE VALUES REPORTED HEREIN REFLECT THE MARKET VALUES OF CERTAIN SECURITIES HELD AT LEHMAN BROTHERS INTERNATIONAL (EUROPE) ("LBIE") AS OF DECEMBER 31, 2008. THE REPORTING PERSON BELIEVES THAT ALL OR A PORTION OF SUCH SECURITIES WILL HAVE GREATER VALUES FOR PURPOSES OF OFFSETTING AMOUNTS OWED BY THE REPORTING PERSON TO LBIE AND IS NOT WAIVING ANY RIGHTS TO CLAIM HIGHER VALUES IN CONNECTION WITH THE ADMINISTRATION OF LBIE OR ANY SIMILAR PROCEEDING AFFECTING LEHMAN BROTHERS HOLDINGS, INC. OR ITS AFFILIATES OR SUBSIDIARIES.


Person Signing this Report on Behalf of Reporting Manager:

By: Harbinger Capital Partners Special Situations GP, LLC
By: HMC-New York, Inc., Managing Member

By:     Joel B. Piassick
Title:  Executive Vice-President and General Counsel
Phone:  (205) 987-5596


Signature, Place and Date of Signing:


/s/ Joel B. Piassick              Birmingham, AL             February 20, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name



         -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total:  $1,294,125
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
1.   028-12357             Harbinger Capital Partners Special Situations GP, LLC
2.   028-12612             HMC-New York, Inc.
3.   028-12611             Harbert Management Corporation
--   -------------------   -----------------------------------------------------

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
                                                      FORM 13F INFORMATION TABLE


COLUMN 1                     COLUMN  2        COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7      COLUMN 8

                             TITLE                       VALUE      SHRS OR    SH/ PUT/ INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               OF CLASS         CUSIP      (X$1000)   PRN AMT    PRN CALL DISCRETION      MGRS   SOLE      SHARED NONE
--------------               --------         -----      --------   -------    --- ---- ----------      ----   ----      ------ ----
AK STL HLDG CORP             COM              001547108    40,169    4,309,999 SH       SHARED-DEFINED  1,2,3   4,309,999 0      0
ASHLAND INC NEW              COM              044209104    24,517    2,332,692 SH       SHARED-DEFINED  1,2,3   2,332,692 0      0
ATLAS AIR WORLDWIDE HLDGS IN COM NEW          049164205    20,694    1,094,914 SH       SHARED-DEFINED  1,2,3   1,094,914 0      0
AUGUSTA RES CORP             COM NEW          050912203     1,483    3,334,588 SH       SHARED-DEFINED  1,2,3   3,334,588 0      0
CABLEVISION SYS CORP         CL A NY CABLVS   12686C109   117,611    6,984,024 SH       SHARED-DEFINED  1,2,3   6,984,024 0      0
CALPINE CORP                 COM NEW          131347304   251,019   34,480,683 SH       SHARED-DEFINED  1,2,3  34,480,683 0      0
CLIFFS NATURAL RESOURCES INC COM              18683K101   197,155    7,698,354 SH       SHARED-DEFINED  1,2,3   7,698,354 0      0
CONSTELLATION ENERGY GROUP I COM              210371100    16,829      670,758 SH       SHARED-DEFINED  1,2,3     670,758 0      0
GENERAL MOLY INC             COM              370373102     1,948    1,651,083 SH       SHARED-DEFINED  1,2,3   1,651,083 0      0
HLTH CORPORATION             COM              40422Y101     1,555      148,662 SH       SHARED-DEFINED  1,2,3     148,662 0      0
LEAP WIRELESS INTL INC       COM NEW          521863308    92,098    3,425,000 SH       SHARED-DEFINED  1,2,3   3,425,000 0      0
MEDIVATION INC               COM              58501N101     5,436      373,062 SH       SHARED-DEFINED  1,2,3     373,062 0      0
MIRANT CORP NEW              COM              60467R100    33,023    1,750,000 SH       SHARED-DEFINED  1,2,3   1,750,000 0      0
NAVISTAR INTL CORP NEW       COM              63934E108    67,368    3,150,969 SH       SHARED-DEFINED  1,2,3   3,150,969 0      0
NICOR INC                    COM              654086107     4,270      122,910 SH       SHARED-DEFINED  1,2,3     122,910 0      0
NISOURCE INC                 COM              65473P105       792       72,200 SH       SHARED-DEFINED  1,2,3      72,200 0      0
OWENS CORNING NEW            COM              690742101    36,356    2,101,475 SH       SHARED-DEFINED  1,2,3   2,101,475 0      0
SERACARE LIFE SCIENCES INC D COM              81747T104       839      650,529 SH       SHARED-DEFINED  1,2,3     650,529 0      0
SOLUTIA INC                  COM NEW          834376501    48,026   10,672,544 SH       SHARED-DEFINED  1,2,3  10,672,544 0      0
SOUTHERN UN CO NEW           COM              844030106    19,245    1,475,826 SH       SHARED-DEFINED  1,2,3   1,475,826 0      0
SUNOCO INC                   COM              86764P109    84,054    1,934,050 SH       SHARED-DEFINED  1,2,3   1,934,050 0      0
TERRESTAR CORP               COM              881451108     4,174   10,434,631 SH       SHARED-DEFINED  1,2,3  10,434,631 0      0
PROSHARES TR                 PSHS ULTSHT FINL 74347R628   207,754    2,016,835 SH       SHARED-DEFINED  1,2,3   2,016,835 0      0
PROSHARES TR                 PSHS ULSHT SP500 74347R883    17,711      249,668 SH       SHARED-DEFINED  1,2,3     249,668 0      0




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